Related-party Transactions - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Related party transaction [line items]
Managerial remuneration	₨ 30.9
Chief executive officer [member]
Related party transaction [line items]
Key management personnel compensation	497.5	₨ 401.0
Managing director and chief executive officer [member]
Related party transaction [line items]
Key management personnel compensation	273.8	192.8
Key management personnel of entity or parent [member]
Related party transaction [line items]
Managerial remuneration		₨ 146.5
Key management personnel of entity or parent [member] | Chief executive officer [member]
Related party transaction [line items]
Key management personnel compensation	₨ 176.3